Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 613,123	€ 599,749
Loan loss provisions	(5,347)	(5,779)
Loans and advances to customers	607,777	593,970
Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	41,936	41,502
Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	356,786	352,130
Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	5,810	5,201
Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	27,138	27,794
Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 181,453	€ 173,121